Equity (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended	6 Months Ended
		May 17, 2017	May 27, 2016	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jul. 18, 2019
Ordinary shares, authorized									100,000,000		100,000,000
Shares issued price per share												$ 1.00
Proceeds from issuance of common stock									$ 576,000
Share based compensation									297,000	324,000
Unrecognized compensation expense related to non-vested share options
Fair value of stock option vested									100,000	200,000
Administrative expense									$ 7,064,286	3,138,340
Stock option weighted average exercise price per shares									$ 6.64		$ 6.64
Stock option weighted average remaining life									1 year 4 months 24 days
2016 Equity Incentive Plan [Member]
Proceeds from stock options exercised
Administrative expense									$ 12,000	$ 34,000
Stock option weighted average exercise price per shares									$ 5.0
Stock option weighted average remaining life									2 years 1 month 13 days
Consultants [Member]
Number of restricted shares issued							40,000
Shares issued for services							40,000
Shares issued for services, value							$ 110,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock									25,000	25,000
Warrant issued									16,667	16,667
Individual Investor [Member]
Issuance of common stock, shares					285,714
Shares issued price per share					$ 2.1			$ 2.1
Proceeds from issuance of common stock					$ 576,000
Investors [Member]
Issuance of common stock, shares								30,000
Proceeds from issuance of common stock								$ 144,000
Consultant [Member]
Number of restricted shares issued	[1]			16,667
Shares issued for services				16,667
Shares issued for services, value				$ 16,185
Issuance of common stock, shares	[1]					30,000
Directors Officers and Employees [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock			452,000
Fair value of stock option grant date			$ 1,600,000
Directors Officers and Employees [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation									$ 0	$ 202,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock		160,000
Fair value of stock option grant date		$ 500,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation									92,000	88,000
Employees [Member]
Stock option exercised
Proceeds from stock options exercised

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references above in this section to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.